REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES [Abstract]
REVENUES
3.	REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2023	2022	2021
Spot Charter Revenues	346,409	296,810	170,242
Time Charter Revenues	45,278	42,530	20,833
Total Voyage Revenues	391,687	339,340	191,075

The future minimum revenues as at December 31, 2023 related to time charter revenues are as follows:

All figures in USD ‘000	Amount
2024	47,783
2025	17,155
2026	17,155
2027	17,155
2028 and thereafter	7,406
Total Future Minimum Revenues	106,654

Time charter revenues specified in the table above include revenues from six vessels in 2024 and two vessels in the following years.

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations. As of December 31, 2023, and December 31, 2022, the Company has capitalized fulfilment cost of $0.1 million and $1.3 million, respectively.